Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

A summary of the Company’s stock option activity and related information for the year ended December 31, 2016 for awards that contain service-only vesting conditions was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2015	5,904,376	$8.62	8.6	$37,788
Granted	1,072,920	14.65
Exercised	(522,450)	5.84
Forfeited	(580,660)	7.47

Outstanding at December 31, 2016	5,874,186	$10.09	8.0	$103,038

Exercisable at December 31, 2016	1,925,687	$7.79	7.5	$38,212
Vested and expected to vest at December 31, 2016	5,506,193	$10.05	8.0	$96,799

Summary of Stock-Based Compensation Expense

Stock-based compensation expense for stock option awards was as follows (in thousands):

	Three Months Ended March 31,
	2017	2016
Cost of revenues	$250	$141
Sales and marketing	660	672
Research and development	83	161
General and administrative	856	651

	$1,849	$1,625

Stock-based compensation expense for stock option awards for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
Cost of revenues	$715	$466	$249
Sales and marketing	2,490	2,418	1,059
Research and development	809	588	229
General and administrative	2,512	2,025	480

	$6,526	$5,497	$2,017